Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000054090
Account Value [Line Items]
Accumulated Value	$ 50,000	$ 51,238	$ 48,762	$ 48,350		$ 51,308	$ 50,067	$ 49,032	$ 48,866	$ 48,798	$ 49,540	$ 49,080	$ 50,336	$ 49,088	$ 46,513	$ 43,891	$ 45,160	$ 44,392	$ 42,210	$ 42,167	$ 41,206	$ 39,253	$ 42,020	$ 42,898	$ 44,303	$ 48,375	$ 50,530	$ 51,937	$ 52,817	$ 54,895	$ 54,190	$ 55,387	$ 59,817	$ 61,614	$ 65,041	$ 64,761	$ 67,091	$ 65,215	$ 65,137	$ 67,500	$ 69,863	$ 71,206
C000054091
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value	5,000,000	5,124,275	4,879,867	4,838,442		5,135,027	5,011,316	4,907,261	4,894,774	4,887,022	4,962,705	4,916,364	5,042,749	4,918,811	4,660,499	4,396,617	4,528,558	4,452,722	4,233,956	4,229,559	4,137,230	3,937,169	4,215,868	4,304,343	4,445,905	4,858,193	5,070,961	5,217,238	5,301,459	5,512,621	5,442,486	5,567,600	6,014,438	6,192,543	6,534,551	6,511,045	6,750,802	6,558,790	6,551,925	6,790,539	7,029,152	7,166,975
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	50,000	50,457	51,776	54,072		56,310	59,572	61,363	64,166	68,226	67,814	70,440	75,446	64,613	73,685	76,697	77,569	84,578	66,850	81,616	89,022	102,162	108,750	117,763	117,624	128,374	121,443	100,996	96,387	103,304	110,788	120,085	116,135	130,224	143,306	147,948	157,061	161,315	153,460	170,475	184,483	188,827
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	5,000,000	5,045,710	5,177,623	5,407,249		5,630,969	5,957,153	6,136,335	6,416,589	6,822,613	6,781,361	7,044,028	7,544,632	6,461,257	7,368,451	7,669,693	7,756,869	8,457,782	6,684,963	8,161,584	8,902,215	10,216,212	10,875,022	11,776,332	11,762,388	12,837,440	12,144,291	10,099,598	9,638,725	10,330,405	11,078,755	12,008,537	11,613,496	13,022,396	14,330,590	14,794,802	15,706,112	16,131,497	15,345,977	17,047,507	18,448,322	18,882,651
NACC2 Index: Spliced Market Neutral Index in USD
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Market Neutral Index in USD
Accumulated Value	50,000	50,025	50,057	50,092		50,134	50,194	50,286	50,414	50,555	50,731	50,953	51,207	51,497	51,804	52,122	52,415	52,657	52,861	52,933	52,950	52,963	52,972	52,976	52,981	52,987	53,002	53,078	53,317	53,783	54,386	55,067	55,826	56,611	57,387	58,173	58,970	59,694	60,352	61,012	61,686	62,318
NACC2 Index: Spliced Market Neutral Index in USD
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Market Neutral Index in USD
Accumulated Value	$ 5,000,000	$ 5,002,500	$ 5,005,746	$ 5,009,248		$ 5,013,353	$ 5,019,425	$ 5,028,572	$ 5,041,409	$ 5,055,521	$ 5,073,137	$ 5,095,260	$ 5,120,738	$ 5,149,692	$ 5,180,426	$ 5,212,200	$ 5,241,518	$ 5,265,700	$ 5,286,122	$ 5,293,259	$ 5,294,962	$ 5,296,260	$ 5,297,216	$ 5,297,600	$ 5,298,080	$ 5,298,697	$ 5,300,182	$ 5,307,823	$ 5,331,653	$ 5,378,268	$ 5,438,605	$ 5,506,709	$ 5,582,608	$ 5,661,062	$ 5,738,680	$ 5,817,298	$ 5,897,041	$ 5,969,416	$ 6,035,165	$ 6,101,185	$ 6,168,617	$ 6,231,837